Equipment and Leasehold Improvements, Net (Tables)	12 Months Ended
Sep. 30, 2012
Equipment and Leasehold Improvements, Net [Abstract]
Components of equipment and leasehold improvements, net

	As of September 30,
	2012	2011
Computer equipment	$967,381	$866,691
Leasehold improvements	174,568	164,781
Furniture, fixtures and other	59,972	57,710

	1,201,921	1,089,182
Less accumulated depreciation	(924,014)	(830,780)

	$277,907	$258,402